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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Carl C. Icahn, Individual
Address:          c/o Icahn Associates Corp.
                  767 Fifth Ave., 47TH Floor
                  New York, NY  10153

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner                  New York, New York              08/12/04
[Signature]                            [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $1,042,977
                                            (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      From 13F File Number      Name

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership


                                        2
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                           Form 13F Information Table

                    Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column 3:  Column 4:  Column 5:               Column 6:          Column  7:        Column 8:
NAME OF ISSUER      TITLE OF    CUSIP      FAIR                               INVEST-            OTHER             VOTING
                    CLASS       NUMBER     MARKET                             MENT               MANAGERS          AUTHORITY
                                           VALUE                              DISCRE-                              (SHARES)
                                           (000)      SHARES       SH/        TION
                                                      OR           PRN
                                                      PRINCIPAL
                                                      AMOUNT            (a)   (b)        (c)
                                                                        Sole  Shared-    Shared              (a)   (b)         (c)
                                                                              Defined    Other               Sole  Shared      None

American Real       Depository  029169109    738,049  34,359,836   SH         X                  2                 34,359,836
Estate Partners LP  Units

American Real       Depository  029169109    118,935   5,537,000   SH         X                                     5,537,000
Estate Partners LP  Units

GB Hldgs Inc.       Com         36150A109     16,660   7,748,744   SH         X                                     7,748,744

Hallwood Rlty       Deposit UT  40636T203     31,619     235,000   SH         X                  1                    235,000
Partners            NEW

Ladenburg Thalman   Com         50575Q101      1,912   2,148,725   SH         X                  1                  2,148,725
Financial
Services, Inc.

Ladenburg Thalman   Com         50575Q101      1,110   1,247,533   SH         X                                     1,247,533
Financial
Services, Inc.

New Valley Corp.    Com         649080504      5,228   1,262,686   SH         X                                     1,262,686

Tropical            Com         89708P102      3,159     889,938   SH         X                  1                    889,938
Sportswear

Vector Group Ltd.   Com         92240M108    126,305   8,019,361   SH         X                  1                  8,019,361

                                TOTAL      1,042,977


Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.